COMMITMENTS AND CONTINGENCY (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Leases, Rent Expense, Net	$ 205,753	$ 214,066
Restructuring Reserve	$ 84,600